Accounts Receivable, net	12 Months Ended
Dec. 27, 2014
Receivables [Abstract]
Accounts Receivable, net

(4) Accounts Receivable, net

Accounts receivables, net, consist of the following (in thousands):

	December 27, 2014	December 28, 2013
Vendor rebates receivable	$1,519	$1,013
Royalties receivable	649	566
Other receivables	245	228
Allowance for doubtful accounts	(33)	(43)

Accounts receivable, net	$2,380	$1,764